Postemployment benefit plans (Details 10) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of long-term liability:
Postretirement benefits other than pensions	$ 4,495	$ 4,396	$ 4,017
Other postemployment benefits	81	73	69
Defined contribution	286	265	279
Liability for postemployment benefits, long term	11,085	10,956	7,584
Pension plans
Summary of long-term liability:
Pensions	6,223	6,222	3,219
U.S. Pension Benefits
Summary of long-term liability:
Pensions	4,909	4,764	2,246
Non-U.S. Pension Benefits
Summary of long-term liability:
Pensions	$ 1,314	$ 1,458	$ 973